Loss Before Tax - Summary of Loss Before Tax Stated After Charging (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Material Income And Expense [Abstract]
Amortization	£ 377	£ 230	£ 164
Depreciation	£ 341	£ 141	30
IPO related expenses			£ 1,794